Goodwill and Other Intangible Assets - Summary of Estimated Future Amortization Expense (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
2015	$ 16
2016	13
2017	10
Acquired intangible assets, Net	$ 39	$ 45